UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
38	Proxy Results
FOR MORE INFORMATION

Back Cover

Dreyfus Intermediate Municipal

Bond Fund, Inc.

The Fund

A LETTER FROM THE CEO
Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the six-month period from June 1, 2006, through November 30, 2006.

Although reports of declining housing prices have raised some economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong, and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of November, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, while the Federal Reserve Board remains “on hold” as it assesses new releases of economic data. As always, we encourage you to discuss the implications of these and other matters with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation December 15, 2006
2

DISCUSSION OF FUND PERFORMANCE

Monica S. Wieboldt, Senior Portfolio Manager

How did Dreyfus Intermediate Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended November 30, 2006, the fund achieved a total return of 3.80% .1 The Lehman Brothers 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 3.89% for the same period.2 In addition, the average total return for all funds reported in the Lipper Intermediate Municipal Debt Funds category was 3.48% .3

Municipal bonds generally rallied over the reporting period as slowing U.S. economic growth helped ease inflation fears.The fund produced a return that was generally in line with that of its benchmark, and higher than its Lipper category average, due primarily to the fund’s relatively long average duration and contributions from corporate-backed municipal bonds.

What is the fund’s investment approach?

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Municipal bond prices declined sharply in May 2006, after unexpectedly hawkish comments from members of the Federal Reserve Board (the “Fed”) caused investors to revise upward their inflation and interest-rate expectations in an environment of robust economic growth and resurgent energy prices. In fact, by the end of June, the Fed had hiked the overnight federal funds rate to 5.25% in its ongoing inflation-fighting effort.

Investor sentiment soon began to improve, however, as a softening housing market and moderating employment gains over the summer indicated that the U.S. economy was slowing.The Fed lent credence to this view when it refrained in August, September and October from raising short-term interest rates after more than two years of steady rate hikes. Municipal bonds generally rallied as investors first anticipated and then reacted to the Fed’s pause, causing yield differences between shorter- and longer-term bonds to narrow toward historical lows.

In addition, municipal bond prices were supported by favorable supply-and-demand influences. Most states and municipalities took in more tax revenue than originally projected, enabling them to record budget surpluses and reducing their need to borrow. Consequently, the supply of newly issued bonds declined compared to the same period one year earlier, while investor demand remained robust.

4

For most of the reporting period, the fund’s longer-than-average duration enabled it to participate more fully in the market rally. In addition, the fund benefited from its holdings of non-callable bonds, performance of “specialty state” issues such as California, and lower-rated investment-grade credits.The fund’s holdings of tax exempt corporate-backed bonds

— debt securities that are backed by corporations or other legal entities
— also performed well as investors reached for additional yield.

What is the fund’s current strategy?

Recent economic data continues to indicate that U.S. economic growth is moderating with relatively little risk of recession.This suggests to us that the Fed is likely to remain on hold for the foreseeable future, and market volatility could become more subdued. Moreover, with yield differences near historical lows along the market’s maturity and quality spectrums, we expect to see fewer opportunities in the longer end of the market’s maturity range.Accordingly, we recently have begun to reduce the fund’s average duration toward a market-neutral position and we expect to maintain an emphasis on higher-quality, income-oriented securities. Of course, portfolio strategy and composition may change as market and economic conditions dictate.

December 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be modified, extended or terminated at any time.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-
exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from June 1, 2006 to November 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended November 30, 2006

Expenses paid per $1,000 †	$ 4.04
Ending value (after expenses)	$1,038.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2006

Expenses paid per $1,000 †	$ 4.00
Ending value (after expenses)	$1,021.11

† Expenses are equal to the fund’s annualized expense ratio of .79%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—101.0%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—2.1%
Huntsville Health Care Authority,
Revenue (Insured; MBIA)	5.00	6/1/13	1,600,000	1,718,000
Jefferson County,
Limited Obligation School Warrants	5.50	1/1/21	7,500,000	8,263,275
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/23	5,500,000	5,939,725
McIntosh Industrial Development
Board, Environmental Facilities
Revenue (Ciba Specialty
Chemicals Corp. Project)	4.65	6/1/08	375,000	378,562
Alaska—4.4%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000	2,776,960
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000	1,780,186
Alaska Student Loan Corp.,
Student Loan Revenue
(Insured; AMBAC)	6.00	7/1/16	6,380,000	6,835,149
Anchorage
(Insured; FGIC)	5.88	12/1/10	2,365,000 [a]	2,571,725
Anchorage
(Insured; FGIC)	5.88	12/1/10	1,500,000 [a]	1,631,115
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/08	2,755,000	2,909,969
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/09	2,910,000	3,150,308
Anchorage,
GO (Schools) (Insured; FGIC)	5.25	9/1/18	2,000,000	2,185,500
Anchorage,
LR, Correctional Facility
(Insured; FSA)	5.88	2/1/10	3,175,000 [a]	3,397,695
Northern Tobacco Securitization
Corp., Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/10	4,745,000 [a]	5,117,435
Northern Tobacco Securitization
Corp., Tobacco Settlement
Asset-Backed Bonds	6.20	6/1/10	1,920,000 [a]	2,044,704

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California—7.2%
ABAG Finance Authority for
Nonprofit Corp., Revenue (San
Diego Hospital Association)	5.13	3/1/18	1,000,000	1,065,170
California,
GO	5.00	8/1/22	5,000,000	5,364,900
California,
GO (Various Purpose)	5.00	6/1/16	5,000,000	5,457,900
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	1,500,000	1,598,715
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	3,300,000 [a]	3,648,216
California State Public Works
Board, LR (Department of Mental
Health-Coalinga State Hospital)	5.50	6/1/18	3,000,000	3,357,420
California Statewide Communities
Development Authority, MFHR
(Equity Residential/Skylark
Apartments)	5.20	6/15/09	3,000,000	3,098,280
California Statewide Communities
Development Authority, Revenue
(Huntington Memorial Hospital)	5.00	7/1/17	2,895,000	3,102,456
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/16	3,295,000	3,762,626
Foothill/Eastern Transportation
Corridor Agency, Toll Road Revenue	7.00	1/1/08	5,000,000	5,190,400
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/08	6,950,000 [a]	7,178,516
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000	2,067,160
Los Angeles County Public Works
Financing Authority, Revenue
(Regional Park and Open
Space District)	5.00	10/1/07	3,635,000 [a]	3,717,551

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Los Angeles County Public Works
Financing Authority, Revenue
(Regional Park and Open
Space District)	5.00	10/1/19	1,915,000	1,954,660
Palomar Pomerado Health,
GO (Insured; AMBAC)	5.00	8/1/20	2,130,000	2,316,354
Tobacco Securitization Authority
of Southern California, Tobacco
Settlement Asset-Backed Bonds
(San Diego County Tobacco
Asset Securitization Corp.)	4.75	6/1/25	2,500,000	2,541,800
Colorado—.7%
El Paso County School District
(Number 11 Colorado Springs)	6.25	12/1/09	1,000,000	1,076,560
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/10	2,000,000	2,219,140
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/11	2,040,000	2,314,625
Connecticut—.1%
Mashantucket Western Pequot Tribe,
Special Revenue	5.60	9/1/09	1,000,000 [b]	1,030,130
District of Columbia—1.2%
District of Columbia
(Insured; MBIA)	6.00	6/1/12	3,280,000	3,668,942
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,766,339
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,886,818
Florida—4.1%
Collier County,
Gas Tax Revenue
(Insured; AMBAC)	5.25	6/1/19	2,190,000	2,386,574
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,363,000
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Co. Project)	5.10	10/1/13	5,000,000	5,252,150

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Lee County Industrial Development
Authority, Healthcare Facilities
Revenue (Cypress Cove at
Healthpark Florida, Inc. Project)	4.75	10/1/08	1,155,000	1,156,063
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/15	5,000,000	5,420,800
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,490,650
Palm Beach County School Board,
COP (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,455,760
Polk County,
Utility System Revenue
(Insured; FGIC)	5.25	10/1/18	2,000,000	2,187,520
Georgia—3.0%
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/15	2,560,000	2,769,971
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/16	2,700,000	2,913,921
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.25	11/1/15	5,000,000	5,541,400
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	6.00	9/1/10	1,275,000	1,361,483
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.25	9/1/19	1,710,000	1,835,924

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Georgia (continued)
Municipal Electric Authority of
Georgia (Combustion Turbine
Project) (Insured; MBIA)	5.25	11/1/12	2,735,000	2,978,907
Municipal Electric Authority of
Georgia (Combustion Turbine
Project) (Insured; MBIA)	5.25	11/1/16	5,000,000	5,416,750
Hawaii—.4%
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	2,575,000	2,754,581
Illinois—3.7%
Chicago Housing Authority,
Revenue (Capital Program)	5.00	7/1/09	2,500,000	2,590,925
Chicago Housing Authority,
Revenue (Capital Program)	5.25	7/1/10	2,420,000	2,554,383
Chicago O’Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	7,165,563
Chicago O’Hare International
Airport, Second Lien Passenger
Facility Charge Revenue
(Insured; AMBAC)	5.25	1/1/10	3,095,000	3,229,013
Chicago Park District,
GO Limited Tax Park (Insured; FGIC)	5.50	7/1/11	4,005,000 [a]	4,335,372
Chicago Park District,
GO Limited Tax Park (Insured; FGIC)	5.50	1/1/20	1,300,000	1,398,683
Illinois Health Facilities
Authority, Revenue (The
Passavant Memorial Area
Hospital Association Project)	5.65	10/1/16	4,850,000	5,170,148
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project)
(Insured; MBIA)	0/5.55	6/15/21	2,500,000 [c]	2,123,625
Indiana—2.0%
Indiana Health Facility Financing
Authority, HR (Clarian Health
Partners, Inc.)	5.50	2/15/07	3,000,000 [a]	3,071,280

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Indiana (continued)
Indiana Health Facility Financing
Authority, HR (Clarian Health
Partners, Inc.)	5.50	2/15/07	5,000,000 [a]	5,118,800
Indianapolis Local Public Improvement
Bond Bank (Insured; FSA)	6.50	1/1/11	6,415,000	7,122,254
Kansas—1.9%
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation Revenue
(Redevelopment Project Area B)	4.75	12/1/16	3,800,000	3,948,124
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,636,176
Kentucky—.5%
Ashland,
PCR (Ashland Inc. Project)	5.70	11/1/09	4,000,000	4,235,800
Louisiana—.3%
Morehouse Parish,
PCR (International Paper
Co. Project)	5.25	11/15/13	2,000,000	2,141,100
Maine—.5%
Maine Housing Authority,
Mortgage Purchase	4.75	11/15/21	4,100,000	4,212,873
Massachusetts—3.2%
Massachusetts,
Consolidated Loan	5.00	12/1/10	3,000,000	3,162,690
Massachusetts Bay Transportation
Authority, Sales Tax Revenue	5.50	7/1/17	5,000,000	5,770,400
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.25	7/1/19	2,500,000	2,861,250
Massachusetts Industrial Finance
Agency, RRR (Ogden
Haverhill Project)	5.35	12/1/10	3,000,000	3,134,100
Massachusetts Water Resource
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/19	8,420,000	9,497,255

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan—3.7%
Detroit Local Development Finance
Authority, Tax Increment Revenue	5.20	5/1/10	5,745,000	5,853,810
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	7,755,000	8,159,113
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,143,429
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,758,895
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,652,875
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.75	11/15/16	3,250,000	3,514,160
Michigan Municipal Bond Authority,
Revenue (Drinking Water
Revolving Fund)	5.25	10/1/09	2,370,000 [a]	2,481,911
Minnesota—1.2%
Lakeville Independent School
District Number 194, GO
(Insured; FSA)	5.00	2/1/18	5,000,000	5,359,650
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.00	11/15/17	3,000,000	3,087,000
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,000,000	1,101,760
Mississippi—.9%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; FGIC)	5.00	1/1/22	5,000,000	5,400,900

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Mississippi (continued)
Walnut Grove Correctional
Authority, COP (Insured; AMBAC)	5.50	11/1/07	1,855,000	1,887,963
Missouri—1.6%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,704,152
Missouri Health and Educational
Facilities Authority, Revenue
(SSM Health Care)	5.00	6/1/07	2,940,000	2,959,816
Saint Louis,
Airport Revenue (Airport
Development Program)
(Insured; MBIA)	5.50	7/1/10	1,435,000	1,530,141
Saint Louis,
Airport Revenue (Airport
Development Program)
(Insured; MBIA)	5.50	7/1/10	1,565,000	1,667,680
Saint Louis,
Airport Revenue (Airport
Development Program)
(Insured; MBIA)	5.63	7/1/11	2,500,000 [a]	2,719,350
Nevada—1.4%
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,567,500
Washoe County,
Water Facility Revenue (Sierra
Pacific Power Co. Project)	5.00	7/1/09	5,000,000	5,063,300
New Hampshire—.5%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	4,125,000	4,214,100
New Jersey—3.5%
Bayonne,
TAN	5.00	12/11/06	1,500,000	1,500,090

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	3,191,970
Casino Reinvestment Development
Authority, Revenue
(Insured; MBIA)	5.25	6/1/19	5,000,000	5,507,700
New Jersey Economic Development
Authority, Cigarette
Tax Revenue	5.38	6/15/15	3,300,000	3,592,149
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/16	1,000,000	1,105,950
New Jersey Educational Facilities
Authority, Revenue (Rider
University) (Insured; Radian)	5.00	7/1/10	1,880,000	1,948,846
New Jersey Educational Facilities
Authority, Revenue (Rider
University) (Insured; Radian)	5.00	7/1/11	1,970,000	2,059,714
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	3,425,000	3,709,515
New Jersey Turnpike Authority,
Revenue (Insured; MBIA)	5.63	1/1/10	3,910,000 [a]	4,152,694
New Mexico—.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,500,000	1,552,560
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,905,000	3,041,971
New York—7.8%
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	5.80	9/1/15	3,000,000 [d]	2,990,850
New York City	5.00	4/1/20	2,500,000	2,685,700
New York City	5.00	4/1/22	5,110,000	5,470,817
New York City
(Insured; FSA)	5.00	6/1/16	3,395,000	3,716,269

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,000,000	2,135,000
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	3,500,000	4,059,370
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	5,100,000	5,689,968
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.50	5/15/10	2,000,000	2,122,820
New York State Local Government
Assistance Corporation	5.25	4/1/16	3,425,000	3,815,792
New York State Local Government
Assistance Corporation
(Insured; FSA)	5.25	4/1/16	2,200,000	2,461,668
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/18	1,225,000	1,341,167
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue	5.50	4/1/12	3,950,000	4,320,233
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue
(Insured; XLCA)	5.50	4/1/13	5,000,000	5,457,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured; AMBAC)	6.27	4/1/18	5,000,000 [b,e]	5,471,275
New York State Urban Development
Corp., Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,160,160
New York State Urban Development
Corp., State Personal Income
Tax Revenue (State Facilities
and Equipment)	5.25	3/15/11	1,565,000	1,670,278

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/18	4,000,000	4,354,480
North Carolina—5.1%
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.13	1/1/14	3,000,000	3,194,790
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.00	1/1/21	1,200,000	1,344,204
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.00	1/1/20	5,000,000	5,431,200
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.25	1/1/20	5,000,000	5,538,300
North Carolina Medical Care
Commission, FHA Insured
Mortgage Revenue (Morehead
Memorial Hospital Project)
(Insured; FSA)	5.00	11/1/20	5,000,000	5,374,650
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	1,016,870
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,292,537
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/16	2,540,000	2,759,913
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/17	10,000,000	10,845,900
Raleigh Durham Airport Authority,
Airport Revenue (Insured; FGIC)	5.25	11/1/12	2,365,000	2,546,774

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio—2.0%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	5.50	1/1/14	4,000,000	4,394,000
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	5,000,000	5,649,400
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,500,000	1,561,560
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project)
(Insured; CIFG)	5.25	5/1/20	3,230,000	3,572,219
Oklahoma—.1%
Oklahoma Development Finance
Authority, LR (Oklahoma State
System Higher Education)	4.00	6/1/08	1,060,000	1,066,996
Oregon—1.8%
Gilliam County,
SWDR	4.15	5/1/09	3,400,000	3,396,804
Tri-County Metropolitan
Transportation District,
Payroll Tax and Grant Receipt
Revenue (Insured; MBIA)	4.00	5/1/14	4,000,000	4,032,800
Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; FGIC)	5.75	10/1/12	5,670,000	6,326,756
Pennsylvania—5.5%
Allegheny County,
Airport Revenue (Pittsburgh
International Airport)
(Insured; MBIA)	5.75	1/1/11	5,000,000	5,375,400
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,045,220
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,734,525

18

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,888,172
Erie County Hospital Authority,
Revenue (Hamot Health
Foundation) (Insured; AMBAC)	5.38	5/15/10	2,340,000	2,393,422
Erie County Industrial Development
Authority, EIR (International
Paper Co. Project)	5.25	9/1/10	2,100,000	2,183,454
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,599,100
Pennsylvania Higher Educational
Facilities Authority (UPMC
Health System)	6.25	1/15/15	3,660,000	4,046,789
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	6,027,504
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	2,000,000	2,201,980
State Public School Building
Authority, School LR (Colonial
Intermediate Unit) (Insured; FGIC)	5.25	5/15/19	2,175,000	2,404,745
Rhode Island—1.7%
Rhode Island Health and
Educational Building Corp.,
Health Facilities Revenue
(Saint Antoine Residence
Issue) (LOC; Allied Irish Bank)	5.50	11/15/09	2,095,000	2,163,339
Rhode Island Health and
Educational Building Corp.,
Hospital Financing Revenue
(Lifespan Obligation Group
Issue) (Insured; MBIA)	5.75	5/15/07	5,000,000 [a]	5,148,400
Rhode Island Health and
Educational Building Corp.,
Hospital Financing Revenue
(Lifespan Obligation Group
Issue) (Insured; MBIA)	5.75	5/15/08	560,000	576,570

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Rhode Island (continued)
Rhode Island Health and
Educational Building Corp.,
Revenue (Roger Williams
University) (Insured; Radian)	5.00	11/15/21	1,360,000	1,432,162
Rhode Island Student Loan
Authority, Student Loan
Program Revenue
(Insured; AMBAC)	4.80	12/1/21	3,600,000	3,751,020
South Carolina—3.4%
Anderson County,
IDR (Federal Paper Board
Company, Inc. Project)	4.75	8/1/10	4,520,000	4,580,206
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,973,544
Charleston Educational Excellence
Financing Corp., Installment
Purchase Revenue (Charleston
County School District, South
Carolina Project)	5.25	12/1/21	5,000,000	5,466,650
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	5,362,500
Hilton Head Island Public
Facilities Corp., COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,144,981
Tennessee—2.9%
Johnson City Health and
Educational Facility Board, HR
(Medical Center Hospital
Improvement) (Insured; MBIA)	5.13	7/1/11	6,720,000	6,994,646
Tennessee Energy Acquisition
Corporation, Gas Project Revenue	5.25	9/1/18	10,000,000	11,217,300
Tennessee Housing Development
Agency (Homeownership Program)	5.20	7/1/10	1,815,000	1,880,159
Tennessee Housing Development
Agency (Homeownership Program)	5.30	7/1/11	2,140,000	2,218,452

20

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas—9.6%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(Federal Express Corp. Project)	5.81	4/1/21	8,870,000 [b,e]	9,073,478
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000 [f]	2,095,508
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000 [f]	1,217,385
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000 [f]	1,668,655
Bexar County,
Revenue (Venue Project)
(Insured; MBIA)	5.75	8/15/13	5,000,000	5,366,150
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.,
Revenue (Bombardier Inc.)	6.15	1/1/16	4,000,000	4,043,760
Cypress-Fairbanks Independent
School District, Tax
Schoolhouse (Permanent
School Fund Guaranteed)	6.75	2/15/10	1,700,000 [a]	1,863,744
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,246,059
Harris County Health Facilities
Development Corp., HR
(Memorial Hermann Hospital
System) (Insured; FSA)	5.50	6/1/12	8,295,000	9,025,790
Houston,
Airport System Special Facilities
Revenue (Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/21	5,000,000	5,369,800
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	11/15/17	5,000,000	5,648,650

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Houston,
Combined Utility System, First
Lien Revenue (Insured; MBIA)	5.25	5/15/12	2,750,000	2,972,282
Lewisville,
Combination Tax and Revenue
Certificates of Obligation
(Insured; MBIA)	5.25	2/15/20	1,230,000	1,339,040
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corp. Project) (Insured; FGIC)	5.00	5/15/20	4,200,000	4,395,174
Port of Corpus Christi Industrial
Development Corp., Revenue
(Valero Refining and Marketing
Company Project)	5.13	4/1/09	2,250,000	2,338,515
Port of Corpus Christi Industrial
Development Corp., Revenue
(Valero Refining and Marketing
Company Project)	5.40	4/1/18	1,500,000	1,545,420
Tarrant County Health Facilities
Development Corp., Health
Resources System Revenue
(Insured; MBIA)	5.75	2/15/14	5,000,000	5,623,850
Tarrant County Health Facilities
Development Corp., Health
System Revenue (Harris
Methodist Health System)	6.00	9/1/10	7,725,000	8,226,044
Texas Municipal Power Agency,
Revenue (Insured; AMBAC)	0.00	9/1/09	170,000	154,013
Utah—2.0%
Jordanelle Special Service
District (Special Assessment
Improvement District)	8.00	10/1/11	3,865,000	4,011,174
Orem,
Sales Tax Revenue
(Insured; AMBAC)	5.00	4/15/18	3,325,000	3,536,304
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,173,610

22

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Utah (continued)
Utah County,
EIR (USX Corp. Project)	5.05	11/1/11	4,480,000	4,756,774
Virginia—2.5%
Arlington County Industrial
Development Authority, RRR
(Ogden Martin System of
Alexandria/Arlington Inc.
Project) (Insured; FSA)	5.38	1/1/12	2,530,000	2,607,797
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center
Expansion Project)	6.00	6/15/10	2,000,000 [a]	2,179,000
Henrico County Economic
Development Authority,
Residential Care Facility
Mortgage Revenue (Westminster
Canterbury of Richmond)	5.00	10/1/21	1,000,000	1,041,350
Peninsula Ports Authority,
Revenue (Port Facility-CSX
Transportation Project)	6.00	12/15/12	4,150,000	4,550,683
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	4.00	6/1/13	5,605,000	5,586,896
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	5.25	6/1/19	3,000,000	3,162,930
Washington—5.5%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,405,050
Energy Northwest,
Wind Project Revenue	5.60	1/1/07	2,530,000 [a]	2,609,923
Franklin County,
GO (Pasco School District
Number 1) (Insured; FSA)	5.25	12/1/19	5,000,000	5,439,750
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; MBIA)	5.25	12/1/20	2,710,000	2,960,404

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Washington (continued)
Port of Seattle,
Limited Tax GO (Insured; FSA)	5.00	11/1/16	5,000,000	5,337,450
Seattle, Municipal Light and Power
Improvements Revenue
(Insured; FSA)	5.25	3/1/10	50,000	52,606
Seattle, Municipal Light and Power
Improvements Revenue
(Insured; FSA)	6.75	3/1/10	13,000,000 [b,e]	13,677,430
Washington	5.75	10/1/12	20,000	21,644
Washington	5.75	10/1/12	2,305,000	2,464,690
Washington,
Various Purpose GO	5.50	7/1/09	2,000,000 [a]	2,098,260
Washington Housing Finance
Commission (Single Family
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.75	12/1/37	2,000,000 [f]	2,155,020
West Virginia—.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	3,202,362
Wisconsin—.5%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; FSA)	6.00	11/15/11	3,500,000	3,866,240
U.S. Related—1.5%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,500,000	2,691,875
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	5,000,000 [a]	5,383,750

24

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,300,000 [a]	3,553,275
Total Long-Term Municipal Investments
(cost $759,455,212)				780,859,442

Short-Term Municipal
Investment—.5%

U.S. Related;
Government Development Bank of
Puerto Rico, CP
(cost $4,000,000)	4.05	1/22/07	4,000,000	3,999,320

Total Investments (cost $763,455,212)			101.5%	784,858,762
Liabilities, Less Cash and Receivables			(1.5%)	(11,629,682)
Net Assets			100.0%	773,229,080

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2006, these securities amounted to $29,252,313 or 3.8% of net assets.
[c] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[d] Variable rate security—interest rate subject to periodic change.
[e] Collateral for floating rate borrowings.
[f] Purchased on a delayed delivery basis.

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

26

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	53.9
AA	Aa		AA	14.8
A	A		A	12.2
BBB	Baa		BBB	12.5
BB	Ba		BB	2.6
B	B		B	.8
Not Rated[g]	Not Rated[g]		Not Rated[g]	3.2
				100.0

†	Based on total investments.
[g]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 27

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	763,455,212	784,858,762
Interest receivable		12,553,437
Receivable for shares of Common Stock subscribed		35,514
Prepaid expenses and other assets		58,277
		797,505,990

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		420,889
Payable for floating rate notes issued		13,435,000
Cash overdraft due to Custodian		1,917,193
Payable for investment securities purchased		7,122,815
Payable for shares of Common Stock redeemed		1,175,984
Interest and related expenses payable		80,849
Accrued expenses		124,180
		24,276,910

Net Assets ($)		773,229,080

Composition of Net Assets ($):
Paid-in capital		756,493,246
Accumulated undistibuted investment income—net		666
Accumulated net realized gain (loss) on investments		(4,668,382)
Accumulated net unrealized appreciation
(depreciation) on investments		21,403,550

Net Assets ($)		773,229,080

Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		57,574,241
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		13.43

See notes to financial statements.
28

STATEMENT OF OPERATIONS Six Months Ended November 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	17,574,734
Expenses:
Management fee—Note 3(a)	2,343,091
Shareholder servicing costs—Note 3(b)	398,982
Interest and related expenses	181,133
Professional fees	37,756
Custodian fees	33,150
Directors’ fees and expenses—Note 3(c)	25,347
Propspectus and shareholders’ reports	22,257
Registration fees	13,922
Loan commitment fees—Note 2	2,635
Miscellaneous	32,231
Total Expenses	3,090,504
Less—reduction in management fee
due to undertaking—Note 3(a)	(6,025)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(3,315)
Net Expenses	3,081,164
Investment Income—Net	14,493,570

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	880,825
Net unrealized appreciation (depreciation) on investments	13,865,514
Net Realized and Unrealized Gain (Loss) on Investments	14,746,339
Net Increase in Net Assets Resulting from Operations	29,239,909

See notes to financial statements.

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2006	Year Ended
	(Unaudited)	May 31, 2006

Operations ($):
Investment income—net	14,493,570	30,847,491
Net realized gain (loss) on investments	880,825	2,705,421
Net unrealized appreciation
(depreciation) on investments	13,865,514	(23,272,865)
Net Increase (Decrease) in Net Assets
Resulting from Operations	29,239,909	10,280,047

Dividends to Shareholders from ($):
Investment income—net	(14,492,904)	(30,843,247)

Capital Stock Transactions ($):
Net proceeds from shares sold	14,417,660	32,995,777
Dividends reinvested	10,873,459	22,893,560
Cost of shares redeemed	(56,186,080)	(118,987,218)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(30,894,961)	(63,097,881)
Total Increase (Decrease) in Net Assets	(16,147,956)	(83,661,081)

Net Assets ($):
Beginning of Period	789,377,036	873,038,117
End of Period	773,229,080	789,377,036
Undistributed investment income—net	666	—

Capital Share Transactions (Shares):
Shares sold	1,086,633	2,475,627
Shares issued for dividends reinvested	818,077	1,717,414
Shares redeemed	(4,234,346)	(8,932,879)
Net Increase (Decrease) in Shares Outstanding	(2,329,636)	(4,739,838)

See notes to financial statements.
30

FINANCIAL HIGHLIGHTS

The following table describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2006		Year Ended May 31,

	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	13.18	13.51	13.28	13.91	13.42	13.51
Investment Operations:
Investment income—net [a]	.25	.49	.50	.52	.57	.64
Net realized and unrealized
gain (loss) on investments	.25	(.33)	.23	(.63)	.49	(.09)
Total from Investment Operations .50		.16	.73	(.11)	1.06	.55
Distributions:
Dividends from
investment income—net	(.25)	(.49)	(.50)	(.52)	(.57)	(.64)
Net asset value, end of period	13.43	13.18	13.51	13.28	13.91	13.42

Total Return (%)	3.80[b]	1.23	5.59	(.81)	8.09	4.14

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79[c]	.74	.73	.74	.74	.74
Ratio of net expenses
to average net assets	.79[c]	.74	.73	.74	.74	.74
Ratio of net investment income
to average net assets	3.71[c]	3.70	3.70	3.86	4.23	4.74
Portfolio Turnover Rate	14.84[b]	28.51	37.33	35.07	41.30	27.32

Net Assets, end of period
($ x 1,000)	773,229	789,377	873,038	904,217	1,047,752	1,057,999

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
[c] Annualized.
See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

32

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Inverse floaters purchased after January 1, 1997 in the agency market are accounted for as financing transactions in accordance with FASB 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.”

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

34

applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $5,569,111 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2006. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2006 were as follows: tax exempt income $30,843,247. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended November 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from June 1, 2006 through November 30, 2006 to reduce the management fee paid by the fund, to the extent that

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .75% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $6,025 during the period ended November 30, 2006.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2006, the fund was charged $204,420 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2006, the fund was charged $127,207 pursuant to the transfer agency agreement.

During the period ended November 30, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $381,210, shareholder services plan fees $1,000, chief compliance officer fees $1,704 and transfer agency per account fees $43,000, which are offset against an expense reimbursement currently in effect in the amount of $6,025.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

36

(d) A .10% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of their issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended November 30, 2006, redemption fees charged and retained by the fund amounted to $1.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2006, amounted to $113,709,311 and $132,732,954, respectively.

At November 30, 2006, accumulated net unrealized appreciation on investments was $21,403,550, consisting of $21,995,285 gross unrealized appreciation and $591,735 gross unrealized depreciation.

At November 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on September 20, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect additional Board Members:
Hodding Carter III †	31,912,191		1,295,352
Ehud Houminer †	31,951,288		1,256,255
Richard C. Leone †	32,059,963		1,147,579
Hans C. Mautner †	32,073,055		1,134,488
Robin A. Melvin †	32,033,158		1,174,385
John E. Zuccotti †	32,016,284		1,191,259

† Each new Board member’s term commenced on January 1, 2007.
In addition Joseph S. DiMartino, David W. Burke, Gordon J. Davis, Joni Evans,Arnold S. Hiatt and Burton N.
Wallack continue as Board members of the fund.

38

NOTES

For	More	Information

Dreyfus Intermediate
Municipal Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 12. Exhibits.
(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 29, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 29, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)